AUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income/(loss)	$ (1,216,618)	$ (1,160,271)	$ (2,780,686)	$ (814,075)
Adjustment to reconcile income/(loss) to net cash used in operating activities
Depreciation and amortization	689,100	111,628	1,361,169	166,284
Provision for Preference dividend	499,965	0	0	0
Provision for doubtful debts/ (written back), net	0	0	0	410,712
Accrued interest on convertible notes			125,000	0
Change due to estimate correction			410,817	0
Stock, option, restricted stock unit and warrant expense	566,427	101,677	1,457,647	141,910
Deferred income taxes, net			(3,488,960)	0
Foreign exchange translation adjustment	5,335	(62,890)	(7,426)	0
Changes in assets and liabilities:
Accounts receivable	(1,530,536)	(57,216)	(3,187,828)	(3,548,324)
Other current assets	(324,267)	24,983	(198,428)	(169,549)
Increase (decrease) in:
Accounts payable and accrued expenses	472,661	1,195,226	3,604,706	(89,586)
Net cash used in operating activities	(837,933)	153,137	(2,703,989)	(3,902,628)
Cash flows from investing activities:
Acquisition of intangible and fixed assets	(10,493)	(131,580)	(3,688,996)	(70,782)
Acquisition consideration payable	(311,470)	(1,718,777)	(2,903,066)	(1,765,549)
Investments	0	82,908	0	0
Net cash used in investing activities	(321,963)	(1,767,449)	(6,592,062)	(1,836,331)
Cash flows from financing activities:
Proceeds from loan funds	1,599,507	241,451	3,794,522	6,235,935
Non-Controlling Interests net income	(6,898)	0	3,382	0
Additional stock issued			5,000,000	0
Net cash provided by financing activities	1,592,609	241,451	8,797,904	6,235,935
Net increase (decrease) in cash and cash equivalents	432,713	(1,372,861)	(498,147)	496,976
Cash and cash equivalents as at beginning of the year	1,379,887	1,878,034	1,878,034	1,381,058
Cash at the end of the year	$ 1,812,600	$ 505,173	1,379,887	1,878,034
SUPPLEMENTAL DISCLOSURES:
Cash paid during the period for Interest			362,792	238,471
Cash paid during the period for Income taxes			$ 0	$ 0